Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Disclosure Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not schedule equity award grants in anticipation of the release of material non-public information, nor do we time the release of material non-public information based on equity grant dates. We do not grant stock options or similar awards as part of our standard equity compensation programs, and no named executive officer was awarded options or similar awards during the last completed fiscal year.

Award Timing Method	We do not grant stock options or similar awards as part of our standard equity compensation programs, and no named executive officer was awarded options or similar awards during the last completed fiscal year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule equity award grants in anticipation of the release of material non-public information, nor do we time the release of material non-public information based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false